ACCOUNTS PAYABLE AND ACCRUED LIABILITIES (Tables)	12 Months Ended
Nov. 30, 2012
Schedule of Accounts Payable and Accrued Liabilities [Table Text Block]
	2012	2011
Accounts payable and accrued liabilities are comprised of the following:

Trade payables	$-	$450,143
Accrued liabilities	150,368	118,852
	$150,368	$568,995